Other Non-Operating Expenses - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Other non-operating expenses	₽ (6)	₽ 0	₽ (1,000)